Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Roll Forward]
Beginning Balance	$ 2,851	$ 2,854
Acquisition		53
Amortization	(45)	(50)	$ (57)
Foreign currency translation	16	(6)
Ending Balance	2,822	2,851	2,854
Securities Services
Intangible Assets [Roll Forward]
Beginning Balance	186	164
Acquisition		53
Amortization	(27)	(28)
Foreign currency translation	5	(3)
Ending Balance	164	186	164
Market and Wealth Services
Intangible Assets [Roll Forward]
Beginning Balance	374	378
Acquisition		0
Amortization	(3)	(4)
Foreign currency translation	0	0
Ending Balance	371	374	378
Investment and Wealth Management
Intangible Assets [Roll Forward]
Beginning Balance	1,442	1,463
Acquisition		0
Amortization	(15)	(18)
Foreign currency translation	11	(3)
Ending Balance	1,438	1,442	1,463
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Acquisition		0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849